SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended				0 Months Ended					0 Months Ended							0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Jun. 03, 2013 Class A ordinary shares USD ($)	Jun. 03, 2013 Class A ordinary shares CNY	Dec. 31, 2013 Short-term borrowings CNY	Jun. 30, 2014 Subsequent Event Short-term borrowings CNY	May 05, 2014 SummitView Subsequent Event Class A ordinary shares USD ($)	May 05, 2014 SummitView Subsequent Event Class A ordinary shares CNY	Dec. 31, 2013 Ambow Online Henan Jinlan Loan due on 30 April 2014 CNY	May 01, 2014 CEIHL USD ($)	May 01, 2014 CEIHL CNY	May 07, 2014 CEIHL Subsequent Event USD ($)	May 07, 2014 CEIHL Subsequent Event CNY	May 01, 2014 CEIHL Subsequent Event Scenario forecast CNY	May 07, 2014 CEIHL Subsequent Event Maximum	May 07, 2014 CEIHL Baring Subsequent Event USD ($)	May 07, 2014 CEIHL SummitView Subsequent Event USD ($)	Sep. 17, 2013 CEIHL IFC C Loan USD ($)	May 13, 2014 CEIHL IFC C Loan Subsequent Event CNY	May 13, 2014 CEIHL IFC D Loan Subsequent Event USD ($)	May 13, 2014 CEIHL IFC D Loan Subsequent Event CNY
SUBSEQUENT EVENTS
Amount of loan									15,000									$ 17,000	102,913	$ 13,981	84,637
Term of debt agreement																			3 years	3 years	3 years
Interest rate (as a percent)																			3.00%	3.00%	3.00%
Amount of loan repaid														83,000
Amount of loans and funds provided for restructuring plan										48,000	299,044	48,000	299,044			5,000	5,000
Economic interest (as a percent)															85.00%
Voting rights (as a percent)												50.10%	50.10%
Amount assigned to lenders												5,000	31,150
Short-term borrowings overdue for repayment					78,630	25,000
Number of retained shares							14,667,203	14,667,203
Amount received for issuance and sale of shares	$ 10,358	62,706	$ 10,000	62,706			$ 10,000	60,537